As filed with the Securities and Exchange Commission on November 17, 2017
1933 Act Registration File No. 333-200168
1940 Act File No. 811- 23011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	9	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	12	[X]

PENN CAPITAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (215) 302-1500

Richard A. Hocker
PENN Capital Funds Trust
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112
(Name and Address of Agent for Service)

With copies to:

Lisa L.B. Matson, Esq. PENN Capital Funds Trust Navy Yard Corporate Center 1200 Intrepid Avenue, Suite 400 Philadelphia, Pennsylvania 19112	Michael P. O’Hare, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 9 to the Registration Statement of PENN Capital Funds Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 8 on Form N-1A filed October 27, 2017.  This PEA No. 9 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 8 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 9 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and State of Pennsylvania, on the 17th day of November, 2017.

PENN Capital Funds Trust

By:  /s/ Richard A. Hocker*
        Richard A. Hocker
        President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to its Registration Statement has been signed below on November 17, 2017 by the following persons in the capacities indicated.

Signature	Title
Richard A. Hocker* Richard A. Hocker	President and Trustee
Gerald McBride Gerald McBride	Treasurer
Dennis S. Hudson, III* Dennis S. Hudson, III	Trustee
John R. Schwab* John R. Schwab	Trustee
* By: /s/ Lisa L.B. Matson Lisa L.B. Matson * Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated herein by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE